Deferred Taxation (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Schedule of deferred taxation

	United States Dollar
Figures in millions unless otherwise stated	2023	2022

Liabilities
– Mining assets	719.9	776.4
– Right-of-use assets	110.9	104.2
– Investment in environmental trust funds	4.9	4.7
– Inventories	21.6	18.9
– Other	15.4	13.1
Liabilities	872.7	917.3
Assets
– Provisions	(110.7)	(107.9)
– Tax losses[1]	(54.2)	(56.1)
– Unredeemed capital expenditure[1]	(364.0)	(428.4)
– Lease liabilities	(126.7)	(120.6)
Assets	(655.6)	(713.0)
Net deferred taxation liabilities	217.1	204.3
Included in the statement of financial position as follows:
Deferred taxation assets	(172.2)	(195.5)
Deferred taxation liabilities	389.3	399.8
Net deferred taxation liabilities	217.1	204.3
Balance at beginning of the year	204.3	240.3
Recognised in profit or loss	6.8	(33.0)
Recognised in OCI	0.3	(0.1)
Translation adjustment	5.7	(2.9)
Balance at end of the year	217.1	204.3
[1]Tax losses and unredeemed capital expenditure have been recognised, as disclosed in note 10, to the extent that the tax paying entities will have taxable profits in the foreseeable future (per the life-of-mine models of the respective operations) in order to utilise the unused tax losses and unredeemed capital expenditure before they expire. This was particularly assessed with reference to the South Deep and Damang life-of-mine models.